Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank loan guarantee	R$ 745,203	R$ 745,203